Warrants	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
WARRANTS

NOTE 10: WARRANTS

During the year ended December 31, 2017, the Company raised gross funds amounted to $5,300 thousand by issuance of 2,400,000 ADS’s and 2,400,000 warrants to purchase the same amount of ADS’s. The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date. The number of warrants and their exercise price could be adjusted upon standard anti-dilution protection clauses and subject to a cashless exercise mechanism.

IFRS 13 “Fair Value Measurement”, (“IFRS 13”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

IFRS 13 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. IFRS 13 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued to investors with a cashless exercise mechanism as a non-current liability according to provisions of IAS 32. The Company measured the warrants at fair value by using a Black-Scholes model. The warrants were measured in each reporting period. Changes in the fair value were recognized in the Company’s statement of comprehensive income (loss) as financial income or expense, as appropriate. The warrants were classified as level 3.

The Company used the following assumptions to estimate the Investors’ warrants:

	December 31,
	2021	2020

Risk-free interest rate (1)	0.19%	0.12%
Expected volatility (2)	60.83-62.46%	68.59-69.23%
Contractual term life (in years) (3)	0.63-0.68	1.63-1.68
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Outstanding warrants:

During 2022, all warrants have expired.

The table below summarizes the outstanding warrants as of December 31, 2021 -

Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Value in USD (per warrant)	Exercise price in USD (per warrant)	Expiration date

650,000	65,000,000	February 17, 2017	0.2	4.1	5,000,000 on February 12, 2022 and 60,000,000 on August 23, 2022

1,197,500	119,750,000	March 21, 2017	0.77	2.3	September 21, 2022

1,847,500	184,750,000

Warrant exercises:

	Warrants issued February 17, 2017		Warrants issued March 21, 2017
	Number of warrants	Value in USD (per warrant)	Number of warrants	Value in USD (per warrant)

Outstanding at January 1, 2021	1,050,000	0.75	1,400,000	1.32
Exercised	(400,000)	1.14	(202,500)	1.59 - 2.94

Outstanding at December 31, 2021	650,000	0.2	1,197,500	0.77

The fair value of the warrants exercised was estimated at each date of exercise using a Black-Scholes model.

For more information about the warrants exercised during 2021, see Note 19.